SEC Registration Nos.
2-56809 and 811-2633

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

Post-Effective Amendment No. 39             XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 39                    XX

                 First Variable Rate Fund for Government Income

               (Exact Name of Registrant as Specified in Charter)

                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814
                    (Address of Principal Executive Offices)

                 Registrant's Telephone Number: (301) 951-4881

                           William M. Tartikoff, Esq.
                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective

__   Immediately upon filing                XX on April 30, 1999
pursuant to paragraph (b)                   pursuant to paragraph (b)

__   60 days after filing                   __ on (date)
pursuant to paragraph (a)                   pursuant to paragraph (a)

of Rule 485.


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                                  PROSPECTUS
                                April 30, 1999

                  Calvert First Government Money Market Fund


About the Fund
2        Investment Objective
2        Principal Risks
3        Past Performance
4        Fees and Expenses

About Your Investment
6        Advisory Fees
6        How to Buy Shares
6        Getting Started
6        Choosing a Share Class
7        Calculation of CDSC/Waiver
8        Distribution and Service Fees
9        Account Application
9        Important - How Shares are Priced
10       When Your Account Will be Credited
10       Other Calvert Group Features
         (Exchanges, Minimum Account Balance, etc.)
13       Dividends and Taxes
14       How to Sell Shares
16       Financial Highlights

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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Fundamental Goal - Investment Objective

Calvert First Government Money Market Fund
Calvert First Government Money Market Fund (the "Fund") is a U.S. Government-only money market fund that seeks to earn the highest possible yield consistent with safety, liquidity, and preservation of capital. In pursuing its objective, the Fund invests only in U.S. Government-backed obligations, including such obligations subject to repurchase agreements with recognized securities dealers and banks. The Fund seeks to maintain a constant net asset value of $1.00 per share.

Principal Investment Strategies

Fund assets are invested in short-term money market instruments, such as: obligations issued by the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, supported by the full faith and credit of the U.S. Government;

Securities issued by the U.S. Government, its agencies and instrumentalities;

repurchase agreements; and

variable-rate demand notes.

Principal Risks

The yield of the Fund will change daily, depending on market interest rates, and tends to follow the same direction as the rates.

Dividends paid by the Fund will fluctuate as interest rates and net investment income fluctuate.

Investments in obligations not guaranteed by the full faith and credit of the U.S. Government are subject to the ability of the issuer to make payment at maturity.

The yield of the Fund will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and/or sudden credit deterioration of a holding could cause the value to decrease. The Fund limits the amount invested in any one issuer to try to lessen exposure.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Bar Chart and Performance Table

The bar chart and table below shows the annual returns and its long-term performance by calendar year for Class O of the Fund. The charts shows how the performance has varied from year to year. The tables compare Class O returns over time to the Lipper U.S. Government Money Market Funds Index. The index is a composite index of the annual return of mutual funds that have similar investment goals. The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class O returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon redemption of the Fund's shares, such as for Class B or C. Any sales charge will reduce your return.

Bar Chart - Class O
1989     8.56%    1994     3.65%
1990     7.61%    1995     5.22%
1991     5.65%    1996     4.79%
1992     3.39%    1997     5.00%
1993     2.70%    1998     4.93%

Best Quarter (of periods shown)       Q2 '89     2.22%
Worst Quarter (of periods shown)      Q2 '93     0.66%

Average annual total returns for the periods ended December 31, 1998 (Class B and C were not available during the entire year, so no return is shown.)

                                        1 year   5 years  10 years
Calvert First Government Class O        4.93%    4.72%    5.14%
Calvert First Government Class B        N/A      N/A      N/A
Calvert First Government Class C        N/A      N/A      N/A
Lipper U.S. Government Money
Market Funds Index                      4.95%    4.79%    5.19%

For current yield information, call 800-368-2745.

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Fees and expenses

These tables describes the fees and expenses that you may pay if you buy and hold shares of a Class. Shareholder fees are paid directly from your account; annual Fund operating expenses are deducted from Fund assets.

                                            CLASS O

Maximum sales charge (load)                 None
     imposed on purchases
     (as a percentage of offering price)
Maximum deferred sales charge (load)        None
     (as a percentage of purchase or redemption
     proceeds, whichever is lower)
Maximum Account Fee                         1

Annual fund operating expenses
Management fees                             0.50%
Distribution and service (12b-1) fees       None
Other expenses                              0.332
Total annual fund operating expenses        0.83

                                            CLASS B

Maximum sales charge (load)                 None
     imposed on purchases
     (as a percentage of offering price)
Maximum deferred sales charge (load)        5%3
     (as a percentage of purchase or
     redemption proceeds, whichever is lower)
Maximum Account Fee                         N/A

Annual fund operating expenses
Management fees                             0.50%
Distribution and service (12b-1) fees       1.00%
Other expenses                              0.54%
Total annual fund operating expenses        2.04%
Fee waiver and/or expense reimbursement     0.02%4
Net expenses                                2.02%

                                            CLASS C

Maximum sales charge (load)                 None
     imposed on purchases
     (as a percentage of offering price)
Maximum deferred sales charge (load)        1%5
     (as a percentage of purchase or
     redemption proceeds, whichever is lower)
Maximum Account Fee                         N/A

Annual fund operating expenses
Management fees                             0.50%
Distribution and service (12b-1) fees       1.00%
Other expenses                              0.54%
Total annual fund operating expenses        2.04%
Fee waiver and/or expense reimbursement     0.02%4
Net expenses                                2.02%

1For each account with a balance of less than $1,000, the Fund charges a monthly account maintenance fee of $3.00.
2Expenses have been restated to reflect expenses expected to be incurred in 1999.
3A contingent deferred sales charge is imposed on the proceeds of Class B shares according to the CDSC schedule of the Fund in which the Class B shares were originally purchased. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charges."
4CAMCO has agreed to waive fees and or reimburse expenses (net of any expense offset arrangements) for the Fund's Class B and C shares through year 8. The contractual expense cap is shown as "Net Expenses"; this is the maximum amount that may be charged to the Fund for this period.

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5A contingent deferred sales charge is imposed on the proceeds of Class C shares redeemed within one year of the purchase of the Class C shares in the original Fund. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charges."

Annual Fund Operating Expenses
Expenses are based on expenses for the Fund's most recent fiscal year. Management fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc. ("CAMCO").

Rule 12b-1 fees include an asset-based sales charge. Thus, long-term shareholders in a Class with such fees may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD").

Example
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:
You invest $10,000 in the Fund for the time periods indicated;
Your investment has a 5% return each year; and The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                    Number of Years Investment is Held
Class               1 year       3 years       5 years      10 years
O                   $85          $265          $460         $1,025
B w/redemption      $705         $1,635        $2,465       $3,987
B w/o redemption    $205         $1,235        $2,265       $3,987
C w/ redemption     $305         $1,235        $2,265       $4,839
C w/o redemption    $205         $1,235        $2,265       $4,839

About Calvert Group
Calvert Asset Management Company, Inc. (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) ("CAMCO") is the Funds' investment advisor and provides day-to-day investment management services to the Funds. It has been managing mutual funds since 1976. CAMCO is the investment advisor for over 25 mutual funds, including the first and largest family of socially screened funds. As of December 31, 1998, CAMCO had $6 billion in assets under management.

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Advisory Fees

The aggregate annual advisory fee paid to CAMCO by the Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets was 0.25%.

A Word About the Year 2000 (Y2K) and Our Computer Systems

Like other mutual funds, CAMCO and its service providers use computer systems for all aspects of our business -- processing shareholder and fund transactions, fund accounting, executing trades, and pricing securities just to name a few. Many current software programs cannot distinguish between the year 2000 and the year 1900. This can cause problems with retirement plan distributions, dividend payment software, transaction software, and numerous other areas that could impact the Funds. Calvert Group has been reviewing all of its computer systems for Y2K compliance. Although, at this time, there can be no assurance that there will be no negative impact on the Funds, the Advisor, the underwriter, transfer agent and custodian have advised the Funds that they have been actively working on any necessary changes to their computer systems to prepare for Y2K and expect that their systems, and those of their outside service providers, will be adapted in time for that event. For more information, please visit our website at www.calvertgroup.com

HOW TO BUY SHARES

Getting Started - Before You Open an Account
You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gift/Transfer to Minor Accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

Then decide which class of shares is best for you.

You should make this decision carefully, based on:
      the amount you wish to invest;
      the length of time you plan to keep the investment; and the Class expenses.

Choosing a Share Class

The Fund offers five classes of shares, though only Class O, B, and C are offered

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by this prospectus. Investors may purchase Class O directly. Class B and C may be purchased only by exchange from the same Class of another Calvert
Fund.

Class O
Class O shares are sold with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. CDI does not receive any compensation from the Fund with respect to Class O shares, although from its own resources, CDI may pay dealers service fees of up to 0.20% of the Class O average daily net assets maintained by such dealers.

Class B
Class B shares may be purchased only by exchange from Class B shares of another Calvert Group Fund. Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge upon redemption, according to the schedule of the original Fund. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by CDI. See "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges" below.

Class B shares will automatically convert to Class O shares, according to the conversion schedule of the Class B shares of the original Fund. Class O shares are subject to a lower Distribution Plan charge. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Under current law, it is the Advisor's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Trustees will consider what action, if any, is appropriate and in the best interests of the Class B shareholders.

Class C
Class C shares are offered at net asset value, without a front-end sales charge. With certain exceptions, the Fund imposes a deferred sales charge of 1.00% on shares redeemed during the first year after purchase of the Class C shares in the original Fund. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by CDI. See "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges" below.

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

Redemption upon the death or disability of the shareholder, plan participant, or beneficiary.1

Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older.2

The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the
Internal Revenue Code.

Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees/Directors.

A single annual withdrawal under a systematic withdrawal plan of up to 10% of the shareholder's account balance.3

1 "Disability" means a total disability as evidenced by a determination by the federal Social Security Administration.
2 The maximum amount subject to this waiver is based only upon the shareholder's Calvert Group retirement accounts.
3 This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.

Distribution and Service Fees
Class B and C have adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay annual distribution fees of 0.75% for the sale and distribution of its shares. The distribution plan also pays service fees of 0.25% to persons (such as your financial professional) for services provided to shareholders. Because these distribution and service fees are paid out of Class assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. These distribution and service fees (total 1.00%) are shown in the Fee tables above.

Next Step - Account Application

Complete and sign an application for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your broker or our shareholder services department at 800-368-2748.

Minimum To Open an Account          Minimum additional
$2,000                              investments -$250

Please make your check payable
to the Fund and mail it to:
         New Accounts               Subsequent Investments
         (include application)      (include investment slip)
         Calvert Group              Calvert Group
         P.O. Box 419544            P.O. Box 419739
         Kansas, City MO            Kansas City, MO
         64141-6544                 64141-6739

Certified, or              c/o NFDS,
Overnight Mail             330 West 9th St.,
                           Kansas City, MO 64105-1807

At the Calvert Office      Visit the Calvert Office to make
                           investments by check.

Important - How Shares are Priced
The price of shares is based on the Fund's net asset value ("NAV"). NAV is determined according to the "amortized cost" method. It is computed per class by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). The Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, such as Columbus Day and Veterans Day, when the NYSE is open and each Fund is open, but no purchases may be made because the post offices and banks are closed.

When Your Account Will Be Credited
Before you buy shares, please read the following information to make sure your investment is credited properly and in a timely manner.

o Your purchase will be processed at the NAV next calculated after your order is received.
o        All of your purchases must be made in US dollars.
o        No cash will be accepted.
o        No credit card or credit loan checks will be accepted.
o The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.
o As a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt.
o Any check purchase received without an investment slip may cause delayed crediting.
o If your check does not clear your bank, your purchase will be canceled and you will be charged a $10 fee plus any costs incurred.
o All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

Earning Dividends
If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

OTHER CALVERT GROUP FEATURES

CALVERT INFORMATION NETWORK
For 24 hour performance and account information call 800-368-2745 or visit http://www.calvertgroup.com
You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

ACCOUNT SERVICES
By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

CALVERT MONEY CONTROLLER
Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

TELEPHONE TRANSACTIONS
You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

EXCHANGES
Calvert Group offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert
Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Fund during any six-month period will be given written notice and may be prohibited from placing additional investments. This policy does not prohibit a shareholder from redeeming shares of any Fund, and does not apply to trades solely between money market funds.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

COMBINED GENERAL MAILINGS (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges
The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

MINIMUM ACCOUNT BALANCE
Please maintain a balance in each of your accounts of at least $1,000 per class. If the balance in your account falls below the minimum during a month, a $3.00 monthly fee may be charged to your account.

DIVIDENDS AND TAXES

The Fund accrues dividends daily and pays them monthly from its net investment income. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are anticipated to be generally higher for Class O shares.

Dividend payment options
Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Group Fund may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Federal Taxes
In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you by the
Fund during the past year. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned Fund shares.

Other Tax Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be closed. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day the Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemptions proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written during the hold period will be returned for uncollected funds.

Your shares will be redeemed at the next NAV calculated after your redemption request is received and accepted (less any applicable CDSC). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be made because the post offices and banks are closed.

The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone
You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests
Calvert Group, P.O. Box 419544, Kansas City, MO 64141-6544
Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting
You may redeem shares in your account by writing a draft for at least $250. If you complete and return the signature card for Draftwriting, the Fund will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Generally, there is no charge to you for this service, but the Fund will charge a service fee for drafts returned for insufficient funds. Fund will charge $25 for any stop payment on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert money market accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic Check Redemptions
If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount sent to you on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations and Associations
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts
Your letter of instruction should be signed by the Trustee(s) (as
Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Dealer
Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert Group and may charge you for services provided.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single share by Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, available upon request.

Financial Highlights

                                               Years Ended
                            December 31,      December 31,     December 31,
Class O Shares                      1998              1997             1996
Net asset value, beginning         $1.00             $1.00            $1.00
Income from investment operations
   Net investment income            .048              .049             .047
Distributions from
   Net investment income          (.048)            (.049)           (.047)
Net asset value, ending            $1.00             $1.00            $1.00

Total return                       4.93%             5.00%            4.79%
Ratios to average net assets:
   Net investment income           4.82%             4.88%            4.69%
   Total expenses +                 .81%              .82%             .86%
   Net expenses                     .79%              .80%             .85%
Net assets, ending
   (in thousands)               $246,019          $232,025         $239,420
Number of shares outstanding,
   ending (in thousands)         246,535           232,514          239,910


                                      Years Ended
                            December 31,      December 31,
Class O Shares                      1995              1994
Net asset value, beginning         $1.00             $1.00
Income from investment operations
   Net investment income            .051              .036
Distributions from
   Net investment income          (.051)            (.036)
Net asset value, ending            $1.00             $1.00

Total return                       5.22%             3.66%
Ratios to average net assets:
   Net investment income           5.04%             3.56%
   Total expenses +                 .89%                --
   Net expenses                     .88%              .81%
Net assets, ending
   (in thousands)               $241,150          $230,183
Number of shares outstanding,
   ending (in thousands)         241,685           230,618

Financial Highlights

                                    Periods Ended
                          Class B Shares    Class C Shares
                            December 31,      December 31,
Classes B&C Shares                 1998^            1998^^
Net asset value, beginning         $1.00             $1.00
Income from investment operations
   Net investment income            .027              .020
Distributions from
   Net investment income          (.027)            (.020)
Net asset value, ending            $1.00             $1.00

Total return                       2.72%             2.06%
Ratios to average net assets:
   Net investment income        3.28%(a)          3.35%(a)
   Total expenses +             2.02%(a)          2.02%(a)
   Net expenses                 2.00%(a)          2.00%(a)
   Expenses reimbursed         34.91%(a)          6.44%(a)
Net assets, ending (in thousands)    $74              $339
Number of shares outstanding,
   ending (in thousands)              74               339

(a) Annualized
^ From April 1, 1998 inception
^^ From June 1, 1998 inception
+ Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses. Total expenses are presented net of expense waivers and reimbursements.

To Open an Account:
800-368-2748

Performance and Prices:
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified or
Overnight Mail:
Calvert Group
c/o NFDS
330 West 9th Street
Kansas City, MO 64105

Calvert Group Web-Site
Address: http://www.calvertgroup.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting your broker, or the Fund at:

Calvert Group
4550 Montgomery Ave, Suite 1000N
Bethesda, Md. 20814

Telephone: 1-800-368-2745

Calvert Group Web-Site
Address: http://www.calvertgroup.com

You can review the Fund's reports and SAI at the public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-800-SEC-0330.

Free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act File No.: 811-2633 First Variable Rate Fund

                                  PROSPECTUS
                                April 30, 1999


                  CALVERT FIRST GOVERNMENT MONEY MARKET FUND
                             INSTITUTIONAL CLASS


Table of Contents                           Page

About the Fund
     Investment goal                        _
     Investment strategies and risks        _
     Performance chart                      _
     Fees and expenses                      _
About the Advisor
     Management                             _
     Year 2000                              _
Shareholder Guide:
How to Buy Shares                           _
Dividends and Taxes                         _
How to Sell Shares                          _
Financial Highlights                        _

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fundamental Goal - Investment Objective

Calvert First Government Money Market Fund
Calvert First Government Money Market Fund (the "Fund") is a U.S. Government-only money market fund that seeks to earn the highest possible yield consistent with safety, liquidity, and preservation of capital. In pursuing its objective, the Fund invests only in U.S. Government-backed obligations, including such obligations subject to repurchase agreements with recognized securities dealers and banks. The Fund seeks to maintain a constant net asset value of $1.00 per share.

The Fund is offered in this prospectus to institutional investors.

Principal Investment Strategies

Fund assets are invested in short-term money market instruments, such as:
      obligations issued by the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, supported by the full faith and credit of the U.S. Government;
      Securities issued by the U.S. Government, its agencies and instrumentalities;
      repurchase agreements; and
      variable-rate demand notes.

Principal Risks

The yield of the Fund will change daily, depending on market interest rates, and tends to follow generally the same direction as the rates.

Dividends paid by the Fund will fluctuate as interest rates and net investment income fluctuate.

Investments in obligations not guaranteed by the full faith and credit of the U.S. Government are subject to the ability of the issuer to make payment at maturity.

The yield of the Fund will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. The Fund limits the amount invested in any one issuer to try to lessen exposure.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart and table below shows the annual returns and its long-term performance by calendar year for Class O of the Fund. The charts shows how the performance has varied from year to year. The tables compare Class O returns over time to the Lipper U.S. Government Money Market Funds Index. The index is a composite index of the annual return of mutual funds that have similar investment goals. The Fund's past performance does not necessarily indicate how it will perform in the future.

Please note that performance for Class O is shown because the inception date of the Institutional Class was September 15, 1998. The return for the Institutional Class for the period from inception, September 15, 1998 to December 31, 1998, was 1.49%.

Bar Chart - Class O
1989          8.56%        1994         3.65%
1990          7.61%        1995         5.22%
1991          5.65%        1996         4.79%
1992          3.39%        1997         5.00%
1993          2.70%        1998         4.93%

Best Quarter (of periods shown)       Q2 '89     2.22%
Worst Quarter (of periods shown)      Q2 '93     0.66%

Average annual total returns for the periods ended December 31, 1998

                                    1 year     5 years    10 years
Calvert First Government Class O    4.93%      4.72%      5.14%
Lipper U.S. Government Money
Market Funds Index                  4.95%      4.79%      5.19%

For current yield information, call 800-368-2745.

Fees and Expenses of the Class
These tables describe the fees and expenses you may pay if you buy and hold shares of the Class.

A.   Shareholder Fees
     (fees paid directly from your investment)
                                                      Institutional
                                                      Class
     Maximum Sales Load on Purchases                  None
     Maximum Deferred Sales Load                      None
     Maximum Sales Load on Reinvested Dividends       None
     Redemption Fees                                  None
     Exchange Fee                                     None

B.   Annual Fund Operating Expenses
     (expenses that are deducted from Fund assets)
                                                      Institutional
                                                      Class
     Management Fees                                  0.30%
     Distribution and service (12b-1) fees            None
     Other Expenses                                   0.15%
     Total Annual Fund Operating Expenses1            0.45%

1Expenses have been restated to reflect expenses expected to be incurred in 1999.

Annual Fund Operating Expenses
The Institutional Class expenses are based on the most recent fiscal period, from inception, September 15, 1998 to December 31, 1998. Management fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc. ("CAMCO").

Example:

This example is intended to help you compare the cost of investing in the Class with the cost of investing in other mutual funds. The example assumes that:

               You invest $1,000,000 in the Class for the time periods
              indicated;
               You redeem all shares at the end of the periods;
               Your investment has a 5% return each year; and The Fund's operating expenses remain the same.

         Although your actual costs may be higher or lower, under these assumptions your costs would be:

                      1 Year        3 Years
Calvert First
Government
Institutional Class   $4,602        $14,445

About Calvert Group
Calvert Asset Management Company, Inc. ("CAMCO"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Fund's investment advisor and provides day-to-day investment management services to the Fund. It has been managing mutual funds since 1976. CAMCO is the investment advisor for over 25 mutual funds. As of December 31, 1998, CAMCO had $6 billion in assets under management.

Advisory Fees
The aggregate annual advisory fee paid to CAMCO by the Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets was 0.25%.

A Word About the Year 2000 (Y2K) and Our Computer Systems

Like other mutual funds, Calvert and its service providers use computer systems for all aspects of our business -- processing shareholder and fund transactions, fund accounting, executing trades, and pricing securities, just to name a few. Many current software programs cannot distinguish between the year 2000 and the year 1900. This can cause problems with retirement plan distributions, dividend payment software, transaction software, and numerous other areas that could impact the Funds. Calvert has been reviewing all of its computer systems for Y2K compliance. Although, at this time, there can be no assurance that there will be no negative impact on the Funds, the Advisor, the underwriter, transfer agent and custodian have advised the Funds that they have been actively working on any necessary changes to their computer systems to prepare for Y2K and expect that their systems, and those of their outside service providers, will be adapted in time for that event. For more information, please visit our website at www.calvertgroup.com.

SHAREHOLDER GUIDE

HOW TO BUY SHARES
Opening An Account
Complete and sign an application for each new account. For more information, please contact the Calvert Institutional Marketing Group at 800-317-2274.

The minimum initial investment and minimum balance required is $1,000,000. The minimum for subsequent investments is $25,000. Investments may be made by wire or by exchange from another Calvert Group account:

Wire investments to:       State Street Bank and Trust Company
                           Boston MA
                           ABA# 011000028
                           FBO: CFGMMF Institutional Fund 701
                           Wire Account #9903-765-7
                           Your name and account number

Important - How Shares are Priced
The price of shares is based on the Fund's net asset value ("NAV"). NAV is determined according to the "amortized cost" method. It is computed per class by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). The Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, such as Columbus Day and Veterans Day, when the NYSE is open and each Fund is open, but no purchases may be because the post offices and banks are closed.


WHEN YOUR ACCOUNT WILL BE CREDITED

Before you buy shares, please read the following information to make sure your investment is credited properly and in a timely manner.

Your purchase will be processed at the NAV next calculated after your order is received. A telephone order placed to Calvert Institutional Marketing Group by 1:00 p.m. Eastern time will receive the dividend on Class shares declared that day if federal funds are received by the custodian by 5 p.m. Eastern time. Telephone orders placed after 1:00 p.m. will begin earning dividends on Class shares the next business day. If no telephone order is placed, investments begin earning dividends the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone.

All of your purchases must be made by wire. No cash or checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.

EXCHANGES

Each exchange represents the sale of shares of one Fund and the purchase of shares of another.
If your investment goals change, the Calvert Group Family of Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Group Funds in order to respond to changes in your goals or in market conditions. Before you make an exchange from a Fund, please note the following:

         Call the Calvert Institutional Marketing Group for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund into which you want to exchange for relevant information.

         Complete and sign an application for an account in that Fund, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

         Shares on which you have already paid a sales charge at Calvert Group may be exchanged into another Fund at no additional charge. Shares acquired by reinvestment of dividends or distributions may be exchanged into another Fund at no additional charge. Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another fund at no additional sales charge.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

OTHER CALVERT GROUP FEATURES

Calvert Information Network
For 24 hour performance and account information call 800-368-2745 or visit http://www.calvertgroup.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one telephone call, 24 hours a day.

Telephone Transactions
You may purchase, redeem, exchange shares, or wire funds by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Combined General Mailings Join us in our efforts to conserve paper and save on postage.
If you have multiple accounts with Calvert, you may receive combined mailings of shareholder information, such as account statements, confirmations of transactions, prospectuses and semi-annual and annual reports.

Special Services and Charges
The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account, or a stop payment on a draft. You may be required to pay a fee for these special services.

DIVIDENDS AND TAXES

Each year, the Fund distributes substantially all of its net investment income to shareholders. Dividends from the Fund's net investment income are declared daily and paid monthly. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses.

Dividend payment options
Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash by wire to a predesignated bank account. Dividends and distributions from any Calvert Group Fund may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options.

Federal Taxes
In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you by the Fund during the past year. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned Fund shares. A portion of the Fund's dividends may qualify for the dividends received deduction for corporations.

Other Tax Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law may require the Fund to withhold 31% of your dividends. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Fund reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day the Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received. You will receive dividends through the date the request is received and processed.

A telephone order for a redemption must be received by the Calvert Institutional Marketing Group by noon Eastern time in order for the proceeds to be sent to you on the same business day. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be made because the post offices and banks are closed.

If making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone      Institutional Marketing Group 800.317.2274
You may redeem shares from your account by telephone and have your money electronically transferred or wired to a bank you have previously authorized. To better enable CAMCO to keep the Fund fully invested, Calvert requests that you notify the Institutional Marketing Group at least 24 hours in advance for any redemption over $10 million per day. A charge of $5 may be imposed on wire transfers of less than $50,000.

Written Requests
Calvert Group, P.O. Box 419544, Kansas City, MO 64141-6544
Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Corporations and Associations
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report and the Fund's financial statements are included in the Fund's annual report, available upon request.


                                Period Ended
                              Class I Shares
                                December 31,
Class I Shares                         1998^
Net asset value, beginning             $1.00
Income from investment operations
   Net investment income                .015
Distributions from
   Net investment income              (.015)
Net asset value, ending                $1.00

Total return                           1.49%
Ratios to average net assets:
   Net investment income            4.95%(a)
   Total expenses +                  .34%(a)
   Net expenses                      .32%(a)
   Expenses reimbursed               .09%(a)
Net assets, ending
   (in thousands)                    $20,128
Number of shares outstanding,
   ending (in thousands)              20,128

(a) Annualized
^ From September 6, 1998 inception
+ This ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses. Total expenses are presented net of expense waivers and reimbursements.

Service for Existing Account:
     800-368-2746

Calvert Group Web-Site
Address: http://www.calvertgroup.com

Branch Office and
Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting your broker, or the Fund at:

Calvert Group
4550 Montgomery Ave, Suite 1000N
Bethesda, Md. 20814

Telephone: 1-800-368-2745

Calvert Group Web-Site
Address: http://www.calvertgroup.com

You can review the Fund's reports and SAI at the public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-800-SEC-0330.

Free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act File No.: 811-2633 First Variable Rate Fund

                First Variable Rate Fund for Government Income
                  Calvert First Government Money Market Fund
        4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814

                     Statement of Additional Information
                                April 30, 1999

TABLE OF CONTENTS

Investment Objective and Strategy                            1
Investment Restrictions                                      2
Dividends and Distributions                                  2
Tax Matters                                                  2
Net Asset Value                                              3
Calculation of Yield                                         4
Advertising                                                  4
Purchases and Redemption of Shares                           4
Trustees and Officers                                        5
Investment Advisor                                           7
Administrative Services                                      8
Transfer and Shareholder Servicing Agents                    8
Portfolio Transactions                                       8
Independent Accountants and Custodians                       9
Method of Distribution                                       9
General Information                                         10
Control Persons and Principal Holders of Securities         12

New Account Information
         (800) 368-2748
         (301) 951-4820

Shareholder Services
         (800) 368-2745

Broker Services
         (800) 368-2746
         (301) 951-4850

TDD for the Hearing- Impaired
         (800) 541-1524

         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the appropriate First Variable Rate Fund Calvert First Government Money Market Fund (the "Fund") Prospectus, dated April 30, 1999 (one prospectus is issued for Class O, B, and C, one prospectus for Class T, and one prospectus for the Institutional Class), which may be obtained free of charge by writing or calling the Fund at the telephone numbers listed above.

     The audited financial statements included in the Fund's Annual Report to Shareholders dated December 31, 1998 are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Fund.

                      INVESTMENT OBJECTIVE AND STRATEGY

         In pursuing its objective of earning the highest possible yield consistent with safety, liquidity, and preservation of capital, the Fund invests solely in debt obligations issued or guaranteed by the United States, its agencies or instrumentalities, assignments of interest in such obligations, and commitments to purchase such obligations ("U.S. Government-backed obligations"). The Fund may invest in U.S. Government-backed obligations subject to repurchase agreements with recognized securities dealers and banks.
         The Fund engages in repurchase Agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. If the seller were to become bankrupt, the Fund might realize a loss if the value of the underlying security did not equal or exceed the repurchase price. In order to minimize the risk of investing in repurchase agreements, the Fund engages in such transactions only with recognized securities dealers and banks and in all instances holds underlying securities with a value equal to the total repurchase price such dealer or bank has agreed to pay. Repurchase agreements are always for periods of less than one year and no more than 10% of the Fund's assets may be invested in repurchase agreements not terminable within seven days.
         Although all the securities purchased by the Fund are Government-backed as to principal or secured by such securities, some of the types of Government securities the Fund buys may be sold at a premium which is not backed by a Government guarantee. The premiums are amortized over the life of the security; however, if a security should default or be prepaid, the Fund could realize as a loss the unamortized portion of such premium.
         In the Government-guaranteed loan market, most purchases of new issues are made under firm (forward) commitment agreements. Purchases of long-term fixed rate debt securities under such agreements can involve risk of loss due to changes in the market rate of interest between the commitment date and the settlement date. Forward commitment agreements for variable rate securities, unlike such agreements for fixed rate securities, are stable in value; the Fund's Advisor believes the risk of loss under forward commitment agreements involving variable rate obligations to be insignificant.
         All the Fund's investments maturing in more than one year will have a variable rate feature under which the yield is adjusted periodically based upon changes in money market rates such as prime. Such adjustments will be made at least semi-annually. Variable rate securities minimize the wide fluctuations in capital value that represent the traditional drawback to such long-term investments; but this also means that should interest rates decline, the amount of return paid by the Fund will decline and the Fund will forego the opportunity of capital appreciation on its portfolio securities.
         The foregoing investment objective may not be altered without the prior approval of the holders of a majority of the outstanding shares of the Fund. There is, of course, no assurance that the Fund will be successful in meeting the above investment objective.

                           INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions
         The  Fund  has   adopted   the   following   fundamental   investment
restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund.

         (1) The Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.
         (2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby), or domestic bank money market instruments.
         (3) The Fund  may not  issue  senior  securities  or  borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.
         (4) The Fund may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with the Fund's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.
         (5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.
         (6) The Fund may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with the Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.

Nonfundamental Investment Restrictions
         The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

         (1) The Fund may not purchase common stocks, preferred stocks, warrants, or other equity securities.
         (2) The Fund does not intend to make any purchases of securities if borrowing exceeds 5% of total assets.
         (3) The Fund may not sell securities short.
         (4) The Fund may not write or purchase put or call options.

                         DIVIDENDS AND DISTRIBUTIONS

         Dividends from the Fund's net investment income are declared daily and paid monthly. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue or market discount or premium), less expenses. Realized and unrealized gains and losses are not included in net investment income. Distributions of net capital gains, if any, are normally declared and paid by the Fund once a year; however, the Fund does not intend to make any such distributions from securities profits unless available loss carryovers, if any, have been used or have expired. Dividends and distributions may differ among the classes.
         Purchasers of Fund shares begin receiving dividends from the date federal funds are received by the Fund. Non-institutional purchases by bank wire received by the Fund's custodian prior to 12:30 p.m., Eastern time, represent immediately available federal funds. Shareholders redeeming shares by telephone, electronic funds transfer or written request will receive dividends through the date that the redemption request is received; shareholders redeeming shares by draft will receive dividends through the date such draft is presented to the Fund for payment.

                                 TAX MATTERS

         The Fund intends to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. If for any reason it should fail to qualify, it would be taxed as a corporation, rather than passing through its income and gains to shareholders.
         Dividends of net investment income and distributions of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and do not qualify for the dividends received deduction for corporations. Net long-term capital gain distributions, if any, will generally be includable as long-term capital gain in the gross income of shareholders who are citizens or residents of the United States. Whether such realized securities gains and losses are long-or short-term depends on the period the securities are held by the Fund, not the period for which the shareholder holds shares of the Fund.
         The Fund is required to withhold 31% of any dividends (including long-term capital gain dividends, if any) if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting; or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount of dividends withheld.
         Shareholders exempt from backup withholding include: corporations; financial institutions, tax-exempt organizations; individual retirement plans; the U.S., a state, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to backup withholding but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding should call or write the Fund for further information.
         Many states do not tax the portion of the Fund's dividends which is derived from interest on U.S. Government obligations. The law of the states varies concerning the tax status of dividends derived from U.S. Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.

                               NET ASSET VALUE

         The net asset value per share of the Fund, the price at which shares are redeemed (and, for Class B or C, less any applicable contingent deferred sales charge, "CDSC"), is computed by dividing the value of the Fund's total assets, less its liabilities, by the total number of shares outstanding. Net asset value is calculated separately for each class. It is determined every business day at the close of the New York Stock Exchange (generally, 4:00 p.m. Eastern time). The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
         The Fund's assets, including securities subject to repurchase agreements, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.
         Rule 2a-7 under the Investment Company Act of 1940 permits the Fund to value its assets at amortized cost if the Fund maintains a dollar-weighted average maturity of 90 days or less and only purchases obligations having remaining maturities of 13 months or less. Rule 2a-7 further requires, as a condition of its use, that the Fund invest only in obligations determined by the Trustees to be of high quality with minimal credit risks and requires the Trustees to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's investment holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or equivalents deviates from $1.00 per share. If such deviation exceeds l/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate, including: the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; the withholding of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or the establishment of a net asset value per share based upon available market quotations.

Net Asset Value and Offering Price Per Share, December 31, 1998
         Class O ($246,018,576/246,534,740 shares)        $1.00

         Class B ($74,210/74,227 shares)                  $1.00

         Class C ($339,292/339,355 shares)                $1.00

         Class I ($20,127,779/20,128,026 shares)          $1.00

                             CALCULATION OF YIELD

         Yield is calculated separately by class by dividing the net change exclusive of capital changes in the value of a share during a particular base period by the net asset value per share at the beginning of such period and annualizing the result. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and
(2) unrealized appreciation and depreciation. The Fund's effective yield for a seven-day period is its annualized compounded average yield during the period, calculated according to the following formula:

Effective yield = [(Base period return + 1)365/7] - 1

For the seven day period ended December 31, 1998, the Fund's yield and effective yield were as follows:

                      Yield                 Effective Yield
Class O               4.48%                 4.58%
Class B               3.28%                 3.33%
Class C               3.15%                 3.20%
Class I               4.96%                 5.09%
Class T               N/A                   N/A

         The Fund's  yield  fluctuates  in  response  to  changes in  interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore  is not  comparable  to a savings  or other  similar  type  account.
Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating the Fund's performance in meeting its investment objective. No yield is presented for Class T because it was not offered as of the fiscal year ending December 31, 1998.

                                 ADVERTISING

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Fund, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 1998). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

                      PURCHASES AND REDEMPTION OF SHARES

         Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares (see Prospectus, "How to Sell Your Shares"). Certain Class B and C Shares may be subject to a contingent deferred sales charge which is subtracted from the redemption proceeds (See Prospectus, "Calculation of Contingent Deferred Sales Charge").
         Class O shareholders wishing to use the draft writing service should complete the signature card enclosed with the Investment Application. The draft writing service is not available for Class B, C, I, or T Shares. The draft writing service will be subject to the customary rules and regulations governing checking accounts, and the Fund reserves the right to change or suspend the service. Generally, there is no charge to you for the maintenance of this service or the clearance of drafts, but the Fund reserves the right to charge a service fee for drafts returned for uncollected or insufficient funds, and will charge $25 for stop payments. As a service to shareholders, the Fund may automatically transfer the dollar amount necessary to cover drafts you have written on the Fund to your Fund account from any other of your identically registered accounts in Calvert money market funds or Calvert Insured Plus. The Fund may charge a fee for this service.
         When a  payable  through  draft is  presented  to the  Custodian  for payment, a sufficient number of full and fractional shares from the shareholder's account to cover the amount of the draft will be redeemed at the net asset value next determined. If there are insufficient shares in the shareholder's account, the draft may be returned. Drafts presented for payment which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored.
         Existing shareholders, other than Class T, who at any time desire to arrange for the telephone redemption procedure, or to change instructions already given, must send a written notice to Calvert Group, P.O. Box 419544, Kansas City, MO 64141-6544, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or credit union. Further documentation may be required from corporations, fiduciaries, and institutional investors. Class T shareholders should contact their broker, The Advisors Group, Ltd.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired no later than the next business day after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.

                            TRUSTEES AND OFFICERS

         The Fund's Board of Trustees/Directors supervises the Fund's activities and reviews its contracts with companies that provide it with services.

         RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Executive Vice President for the Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc., Calvert New World Fund, Inc. and Calvert World Values Fund, Inc. DOB: 05/09/48. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.
         FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Snevily, Ely, Williams & Blatz. He was formerly a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. He is also a director of Calvert Variable Series, Inc. DOB: 10/29/35. Address: 308 East Broad Street, Westfield, New Jersey 07091.
         FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 07/23/49. Address: 16 Iliahi Street, Honolulu, Hawaii, 96817.
         CHARLES E. DIEHL, Trustee. Mr. Diehl is a self-employed consultant and is Vice President and Treasurer Emeritus of the George Washington University. He has retired from University Support Services, Inc. of Herndon, Virginia. Formerly, he was a Director of Acacia Mutual Life Insurance Company, and is currently a Director of Servus Financial Corporation. DOB: 10/13/22. Address: 1658 Quail Hollow Court, McLean, Virginia 22101.
         DOUGLAS E. FELDMAN, M.D., Trustee. Dr. Feldman is managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America. DOB: 05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.
         PETER W. GAVIAN, CFA, Trustee. Mr. Gavian is President of Corporate Finance of Washington, Inc. Formerly, he was a principal of Gavian De Vaux Associates, an investment banking firm. He is also a Chartered Financial Analyst and an accredited senior business appraiser. DOB: 12/08/32. Address:
3005 Franklin Road North, Arlington, Virginia 22201.
         JOHN G. GUFFEY, JR., Trustee. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a director of the Community Bankers Mutual Fund of Denver, Colorado, a director of Ariel Funds, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc. and Calvert New World Fund, Inc.
        Mr. Guffey has been advised that the Securities and Exchange Commission ("SEC") has entered an order against him relating to his former service as a director of Community Bankers Mutual Fund, Inc. This fund is not connected with any Calvert Fund or the Calvert Group and ceased operations in September, 1994. Mr. Guffey consented to the entry of the order without admitting or denying the findings in the order. The order contains findings (1) that the Community Bankers Mutual Fund's prospectus and statement of additional information were materially false and misleading because they misstated or failed to state material facts concerning the pricing of fund shares and the percentage of illiquid securities in the fund's portfolio and that Mr. Guffey, as a member of the fund's board, should have known of these misstatements and therefore violated the Securities Act of 1933; (2) that the price of the fund's shares sold to the public was not based on the current net asset value of the shares, in violation of the Investment Company Act of 1940 (the "Investment Company Act"); and (3) that the board of the fund, including Mr. Guffey, violated the Investment Company Act by directing the filing of a materially false registration statement. The order directed Mr. Guffey to cease and desist from committing or causing future violations and to pay a civil penalty of $5,000. The SEC placed no restrictions on Mr. Guffey's continuing to serve as a Trustee or Director of mutual funds. DOB: 05/15/48. Address: 388 Calli Calina, Santa Fe, New Mexico 87501.
         *BARBARA J. KRUMSIEK, President and Trustee. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds. Ms. Krumsiek is the President of each of the investment companies, except for Calvert Social Investment Fund, of which she is the Senior Vice President. Prior to joining Calvert Group, Ms. Krumsiek served as a Managing Director of Alliance Fund Distributors, Inc. DOB: 08/09/52.
         M. CHARITO KRUVANT, Trustee. Ms. Kruvant is President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. She is also a Director of Calvert Variable Series, Inc. and Acacia Federal Savings Bank. DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W., Washington, D.C. 20015.
         ARTHUR J. PUGH, Trustee. Mr. Pugh is a Director of Calvert Variable Series, Inc., and serves as a director of Acacia Federal Savings Bank. DOB:
09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.
         *DAVID R. ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. He is the Senior Vice President of First Variable Rate Fund, Calvert Tax-Free Reserves, Calvert Municipal Fund, Inc., Calvert Cash Reserves, and The Calvert Fund. DOB: 10/07/37. Address: Box 93, Chelsea, Vermont 05038.
         *D. WAYNE SILBY, Esq., Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc. and Calvert New World Fund. Mr. Silby is Executive Chairman of Group Serve, Inc., an internet company focused on community building collaborative tools, and an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 07/20/48. Address:
1715 18th Street, N.W., Washington, D.C. 20009.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB: 1/13/50.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc.
DOB: 07/24/47.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB: 08/12/47.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds.
DOB: 01/29/59.
         KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is
Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB:
10/21/56.
         IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds and Secretary and provides counsel to the Calvert Social Investment Foundation. Prior to working at Calvert Group, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle & Reath. DOB: 09/07/68.
         VICTOR FRYE, Esq., Assistant Secretary and Compliance Officer. Mr. Frye is Counsel and Compliance Officer of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. He is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to working at Calvert Group, Mr. Frye was Counsel and Manager of the Compliance Department at The Advisors Group. DOB: 10/15/58.

         The address of Trustees and Officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and Officers as a group own less than 1% of the Portfolio's outstanding shares. Trustees marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
         Each of the above named trustees and officers is a trustee or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey and Silby and Ms. Krumsiek are among the Trustees, Calvert Variable Series, Inc., of which only Messrs. Blatz, Diehl and Pugh and Mmes. Krumsiek and Kruvant are among the Directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey and Silby and Ms. Krumsiek are among the Directors, and Calvert New World Fund, Inc., of which only and Ms. Krumsiek and Mr. Martini are among the Directors.
         The Board's Audit Committee is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh and Ms. Kruvant. The Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat and Silby and Ms. Krumsiek.
         During fiscal 1998, trustees of the Fund not affiliated with the Fund's Advisor were paid $30,434. Trustees of the Fund not affiliated with the Advisor presently receive an annual fee of $20,500 for service as a member of the Board of Trustees of the Calvert Group of Funds, and a fee of $750 to $1,500 for each regular Board or Committee meeting attended; such fees are allocated among the respective Funds on the basis of net assets.
         Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis.

                          Trustee Compensation Table

Fiscal Year 1998      Aggregate         Pension or   Total Compensation
                      Compensation      Retirement   from Benefits
(unaudited numbers)   from Registrant   Accrued as   Registrant and Fund
                      for Service       part of      Complex paid to
                      as Trustee        of Registrant   Trustee**
                                        Expenses*

Name of Trustee

Richard L. Baird, Jr. $2,444            $0                $39,550
Frank H. Blatz, Jr.   $2,556            $2,556            $42,100
Frederick T. Borts    $2,333            $0                $33,250
Charles E. Diehl      $2,557            $2,557            $41,500
Douglas E. Feldman    $2,556            $0                $36,250
Peter W. Gavian       $2,556            $1,278            $36,250
John G. Guffey, Jr.   $2,456            $0                $62,665
M. Charito Kruvant    $2,556            $1,534            $36,250
Arthur J. Pugh        $2,556            $0                $41,500
D. Wayne Silby        $2,445            $0                $67,780

*Messrs. Blatz, Diehl, Gavian and Pugh and Ms. Kruvant have chosen to defer a portion of their compensation. As of December 31, 1998, total deferred compensation, including dividends and capital appreciation, was $644,247.37, $672,374.09, $172,445.85, $216,322.53, and $23,295.55, for each trustee, respectively.
** The Fund Complex consists of nine (9) registered investment companies.

                              INVESTMENT ADVISOR

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a controlled subsidiary of Ameritas Acacia Mutual Holding Company of Lincoln, Nebraska.
         The Advisory Contract (the "Contract") between the Fund and the Advisor will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the Trustees of the Fund who are not parties to the Contract, interested persons of parties to the Contract, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Trustees. For its services, effective with the commencement of the Institutional Class (September 1998), the Advisor receives a fee of 0.25% of the first $500 million of the average daily net assets of the Fund, 0.225% of the next $400 million of such assets, 0.20% of the next $400 million of such assets, 0.175% of the next $700 million of such assets, and 0.15% on all assets in excess of $2 billion. Such fee is payable monthly.
         The Advisor provides the Fund with investment advice and research, pays the salaries and fees of all Trustees and executive officers of the Fund who are principals of the Advisor, and pays certain Fund advertising and promotional expenses. The Fund pays all other administrative and operating expenses, including: custodial fees; shareholder servicing, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. However, the Advisor has agreed to reimburse the Fund for all expenses (excluding brokerage, taxes, interest, and extraordinary items) exceeding, on a pro rata basis, 1% of the Fund's average daily net assets.
         The advisory fees paid to the Advisor under the Advisory Contract for the 1996, 1997, and 1998 fiscal years were $1,238,849, $1,206,618, and
$1,037,947, respectively. No expense reimbursements have been required under the Contract.

                           ADMINISTRATIVE SERVICES

         Calvert Administrative Services Company ("CASC"), a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of the Fund's affairs. Such services include the preparation of corporate and regulatory reports and filings, portfolio accounting, and the daily determination of net investment income and net asset value per share. Effective with the commencement of the Institutional Class (September 1998), Classes O, B, and C pay an annual rate of 0.25%, while the Institutional Class pays an annual rate of 0.05%, based on average daily net assets. Class T pays an annual rate of 0.25%. There were no administrative services fees paid by the Fund in the 1997 fiscal year. During fiscal year 1998, the Fund paid $208,596 in administrative fees.

                  TRANSFER AND SHAREHOLDER SERVICING AGENTS

         National Financial Data Services, Inc. ("NFDS"), 330 W. 9th Street, Kansas City, Missouri 64105, a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
         Calvert Shareholder Services, Inc. ("CSSI"), 4550 Montgomery Avenue, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998.
         For these services, NFDS and Calvert Shareholder Services, Inc. receive a fee based on the number of shareholder accounts and shareholder transactions.

                            PORTFOLIO TRANSACTIONS

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and choice of brokers and dealers are made by the Fund's Advisor under the direction and supervision of the Fund's Board of Trustees.
         It is intended that all securities maturing in more than one year will be held to maturity. Sales of securities to facilitate the redemption of Fund shares is contemplated, but such sales will be primarily from the short-term instruments in the Fund's portfolio on which brokerage charges, if any, are minimal. The Fund anticipates that its portfolio turnover rate with respect to securities with maturities in excess of one year will be no more than 5%.
         Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Advisor reserves the right to place orders for the purchase of sale of portfolio securities with dealers who provide it with statistical, research, or other information and services.
Although any statistical, research, or other information and services provided by dealers may be useful to the Advisor, the dollar value of such information is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's normal research activities or expenses. No brokerage commissions have been paid to any broker-dealer that provided the Fund's Advisor with research or other services.
         The Advisor may also execute portfolio transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold. The Advisor may compensate, at its expense, such broker-dealers in consideration of their promotional and administrative services.

                    INDEPENDENT ACCOUNTANTS AND CUSTODIANS

         PricewaterhouseCoopers LLP, 250 West Pratt Street, Baltimore, Maryland 21201, has been selected by the Board of Trustees to serve as independent accountants for fiscal year 1999. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, Massachusetts 02110, currently serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. Neither custodian has any part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

                            METHOD OF DISTRIBUTION

         The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI"), 4550 Montgomery Avenue, Bethesda, Maryland 20814, whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee from the Fund paid through the Distribution Plans of Class B, C, and T. Class O and the Institutional Class have no Distribution Plans. For Class B and Class C shares, CDI receives any CDSC paid.
         Pursuant to Rule 12b-1 under the 1940 Act, Class B, C, and T have adopted Distribution Plans (the "Plans") which permit them to pay certain expenses associated with the distribution and servicing of its shares. Such expenses may not exceed, on an annual basis, 1.00% of the average daily net assets of Class B and C, respectively, and 0.25% of Class T.
         The Distribution Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the affected Class and its shareholders.
         The Plans may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected Class. Any change in the Plans that would materially increase the cost to the affected Class requires approval of the shareholders of that Class; otherwise, the Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees.
         Apart from the Plans,  the  Advisor  and CDI,  at their own  expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.
         Certain broker-dealers, and/or other persons may receive compensation from the investment advisor, underwriter, or their affiliates for the sale and distribution of the securities or for services to the Portfolio. Such compensation may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finder's fees payments to firms whose representatives are responsible for soliciting a new account where the accountholder does not choose to purchase through that firm.

                             GENERAL INFORMATION

         The Fund is organized as a Massachusetts business trust, and has one series, the Calvert First Government Money Market Fund which was known as First Variable Rate Fund prior to September 1, 1991. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.
         The Fund offers five separate classes of shares: Class O, Class B, Class C, offered in one prospectus; the Institutional Class, offered in a separate prospectus, and Class T, also offered by a separate prospectus. Class T is also known as The Advisors Group Reserves Fund. The classes represent interests in the same portfolio of investments but, as further described in the prospectuses, each class may be subject to differing sales charges and expenses, which will result in different dividends and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets available for distribution.
         The Fund will send its shareholders periodic transaction statements and unaudited semi-annual and audited annual financial statements of the Fund's investment securities, assets and liabilities, income and expenses, and changes in net assets.
         The Prospectuses and this Statement of Additional Information do not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of April 20, 1999, the following shareholders owned of record 5% or more of the Class of Calvert First Government Money Market Fund shown:

         Name and Address                        % of Ownership

         Craig Miller
         Bend, Oregon                            24.75%, Class B

         Saul Maluth
         Hicksville, New York                    24.43%, Class B

         Dean Witter Reynolds
         FBO S. Stetz
         Mardela Spgs, Maryland                  16.28%, Class B

         Hillel Gray
         Jerusalem, Israel                       8.74%, Class B

         Sharon Simes
         Seattle, Washington                     6.76%, Class B

         Laurie Davidson
         Renton, Washington                      20.66%, Class C

         Lionel Weisman
         Lake Oswego, Oregon                     11.24%, Class C

         Painewebber FBO
         D. Solnit
         San Rafael, California                  7.34%, Class C

         Community of Hospitality
         Decatur, Georgia                        6.45%, Class C

         A. Short & A. Connor
         Covington, Georgia                      6.39%, Class C

         William or Karen Neumeister
         Edmonds, Washington                     5.44%, Class C

         Montgomery County Government
         Rockville, Maryland                     38.20%, Class I

         Maryland State Treasurer
         Annapolis, Maryland                     37.86%, Class I

         Working Assets Funding
         San Francisco, California               12.35%, Class I

PART C. OTHER INFORMATION


Item 23. Exhibits

         1. Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 11, May 1, 1984).

         2. By-Laws (incorporated by reference to Registrant's
         Post-Effective Amendment No. 11, May 1, 1984).

         4. Specimen Stock Certificate, (incorporated by reference to Registrant's Post-Effective Amendment No. 19, April 30, 1992).

         5. Advisory Contract, filed herewith.

         6. Underwriting and Dealer Agreement, (incorporated by reference to Registrant's Post-Effective Amendment No. 35, March 31, 1998).

         7. Trustees' Deferred Compensation Agreement, (incorporated by reference to Registrant's Post-Effective Amendment No. 19, April 30, 1992).

         8. Custodial Contract, (incorporated by reference to Registrant's Post-Effective Amendment No. 35, March 31, 1998).

         9. Transfer Agency Contract, (incorporated by reference to Registrant's Post-Effective Amendment No. 35, March 31, 1998).

         10. Opinion and Consent of Counsel as to Legality of Shares Being Registered.

         11. Consent of Auditors for use of reports, filed herewith.

         15. Plan of Distribution, (incorporated by reference to Registrant's Post-Effective Amendment No. 35, March 31, 1998).

         18. Multiple-class Plan under the Investment Company Act of 1940 Rule 18f-3, (incorporated by reference to Registrant's Post-Effective Amendment No. 35, March 31, 1998).


Item 24. Persons Controlled By or Under Common Control With Registrant

         Not Applicable.


Item 25. Indemnification

         Registrant's Declaration of Trust, which Declaration is Exhibit 1 of this Registration Statement, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $5 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $8 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.


Item 26. Business and Other Connections of Investment Adviser

                           Name of Company, Principal
Name                       Business and Address                   Capacity


Barbara J. Krumsiek        Calvert Variable Series, Inc.          Officer
                           Calvert Municipal Fund, Inc.            and
                           Calvert World Values Fund, Inc.        Director

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income                      and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Social Investment Fund
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent                          and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                        and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Alliance Capital Mgmt. L.P.      Sr. Vice President
                           Mutual Fund Division                   Director
                           1345 Avenue of the Americas
                           New York, NY 10105
                           --------------

Ronald M. Wolfsheimer      First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

David R. Rochat            First Variable Rate Fund               Officer
                            for Government Income                  and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Municipal Fund, Inc.           Officer
                           Investment Company                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Chelsea Securities, Inc.               Officer
                           Securities Firm                         and
                           Post Office Box 93                     Director
                           Chelsea, Vermont 05038
                           ---------------
                           Grady, Berwald & Co.                   Officer
                           Holding Company                         and
                           43A South Finley Avenue                Director
                           Basking Ridge, NJ 07920
                           ---------------

Reno J. Martini            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company                         and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------

Charles T. Nason           Ameritas Acacia Mutual Holding Co.     Officer
                           Acacia National Life Insurance         and Director

                           Insurance Companies
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Federal Savings Bank            Director
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Square, L.L.C.           Director
                           Realty Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Social Investment Fund         Trustee
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           -----------------
                           The Advisors Group, Inc.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------

Robert-John H.             Acacia National Life Insurance         Officer
 Sands                     Insurance Company                       and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Ameritas Acacia Mutual Holding Co.     Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank            Officer
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Square, L.L.C.           Director
                           Realty Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           The Advisors Group, Inc.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management, Co., Inc.    Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

William M. Tartikoff       Acacia National Life Insurance         Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative                 Officer
                           Services Company
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co. Inc.      Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Director
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------

Susan Walker Bender        Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Katherine Stoner           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Ivy Wafford Duke           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Victor Frye                Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           The Advisors Group, Inc.               Counsel
                           Broker-Dealer and                      and
                           Investment Advisor                     Compliance
                           7315 Wisconsin Avenue                  Manager
                           Bethesda, Maryland 20814
                           ---------------

Daniel K. Hayes            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

Steve Van Order            Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

John Nichols               Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

David Leach                Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

Matthew D. Gelfand         Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           Strategic Investment Management        Officer
                           Investment Advisor
                           1001 19th Street North
                           Arlington, Virginia 20009
                           ------------------
Andrea Hagans              Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

Item 27. Principal Underwriters

         (a) Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., and Calvert Variable Series, Inc. (formerly named Acacia Capital Corporation).

         (b)      Positions of Underwriter's Officers and Directors

Name and Principal         Position(s) with               Position(s) with
Business Address           Underwriter                    Registrant

Barbara J. Krumsiek        Director and President         President and Trustee

Ronald M. Wolfsheimer      Director, Senior Vice          Treasurer
                           President and Chief Financial Officer

William M. Tartikoff       Director, Senior Vice          Vice President and
                           President and Secretary        Secretary

Craig Cloyed               Senior Vice President          None

Karen Becker               Vice President, Operations     None

Steve Cohen                Vice President                 None

Geoffrey Ashton            Regional Vice President        None

Martin Brown               Regional Vice President        None

Bill Hairgrove             Regional Vice President        None

Janet Haley                Regional Vice President        None

Steve Himber               Regional Vice President        None

Ben Ogbogu                 Regional Vice President        None

Tom Stanton                Regional Vice President        None

Christine Teske            Regional Vice President        None

Susan Walker Bender        Assistant Secretary            Assistant Secretary

Katherine Stoner           Assistant Secretary            Assistant Secretary

Ivy Wafford Duke           Assistant Secretary            Assistant Secretary

Victor Frye                Assistant Secretary            Assistant Secretary &
                           & Compliance Officer           Compliance Officer

         (c)      Inapplicable.


Item 28. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814


Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 23rd day of April, 1999.

FIRST VARIABLE RATE FUND

         By:
         ________________**________________
         Barbara J. Krumsiek
         President and Trustee

         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Title                     Date


__________**____________            President and             4/23/99
Barbara J. Krumsiek                 Trustee (Principal Executive Officer)


__________**____________            Principal Accounting      4/23/99
Ronald M. Wolfsheimer               Officer


__________**____________            Trustee                   4/23/99
Richard L. Baird, Jr.


__________**____________            Trustee                   4/23/99
Frank H. Blatz, Jr., Esq.


__________**____________            Trustee                   4/23/99
Frederick T. Borts, M.D.


__________**____________            Trustee                   4/23/99
Charles E. Diehl


__________**____________            Trustee                   4/23/99
Douglas E. Feldman


__________**____________            Trustee                   4/23/99
Peter W. Gavian


__________**____________            Trustee                   4/23/99
John G. Guffey, Jr.


__________**____________            Trustee                   4/23/99
M. Charito Kruvant


__________**____________            Trustee                   4/23/99
Arthur J. Pugh


__________**____________            Trustee                   4/23/99
David R. Rochat


__________**____________            Trustee                   4/23/99
D. Wayne Silby


**By Katherine Stoner as Attorney-in-fact, pursuant to Power of Attorney Forms on file.